Commitments	12 Months Ended
Dec. 31, 2019
Commitments [abstract]
Commitments
33	Commitments
Capital commitments

	As at 31 December
	2018	2019
	RMB’000	RMB’000
Property, plant and equipment
Contracted but not provided for	69,210	247,220